SCHEDULE OF EFFECTIVE INCOME TAX RATES (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S. statutory federal rate	21.00%	21.00%
Non-deductible / non-taxable items	(6.50%)	0.00%
Deferred true-up	(1.00%)	0.00%
Valuation allowance	(13.50%)	(21.00%)
Total provision	0.00%	0.00%